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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                         Pioneer Series Trust XII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Growth Fund

 Schedule of Investments 11/30/2013

 Shares

 Value

 COMMON STOCKS - 98.7%

 Energy - 5.3%

 Oil & Gas Equipment & Services - 1.9%

 124,920

 Halliburton Co.

 $

 6,580,786

 132,060

 Schlumberger, Ltd.

 11,676,745

 $

 18,257,531

 Integrated Oil & Gas - 1.0%

 102,630

 Occidental Petroleum Corp.

 $

 9,745,745

 Oil & Gas Exploration & Production - 2.4%

 272,610

 Cabot Oil & Gas Corp.

 $

 9,391,414

 26,300

 EOG Resources, Inc.

 4,339,500

 262,530

 Southwestern Energy Co. *

 10,149,410

 $

 23,880,324

 Total Energy

 $

 51,883,600

 Materials - 3.8%

 Commodity Chemicals - 2.0%

 258,950

 LyondellBasell Industries NV

 $

 19,985,761

 Specialty Chemicals - 1.8%

 167,510

 Ecolab, Inc.

 $

 17,952,047

 Total Materials

 $

 37,937,808

 Capital Goods - 11.6%

 Aerospace & Defense - 3.4%

 306,259

 United Technologies Corp.

 $

 33,951,873

 Industrial Conglomerates - 5.2%

 218,650

 3M Co.

 $

 29,191,962

 155,540

 Danaher Corp.

 11,634,392

 385,820

 General Electric Co.

 10,285,961

 $

 51,112,315

 Construction & Farm Machinery & Heavy Trucks - 1.4%

 105,570

 Cummins, Inc.

 $

 13,973,245

 Industrial Machinery - 1.6%

 214,820

 Ingersoll-Rand Plc

 $

 15,342,444

 Total Capital Goods

 $

 114,379,877

 Transportation - 1.5%

 Railroads - 1.5%

 89,800

 Union Pacific Corp.

 $

 14,551,192

 Total Transportation

 $

 14,551,192

 Consumer Services - 4.6%

 Restaurants - 4.6%

 33,680

 Chipotle Mexican Grill, Inc. *

 $

 17,643,605

 345,260

 Starbucks Corp.

 28,124,880

 $

 45,768,485

 Total Consumer Services

 $

 45,768,485

 Media - 6.9%

 Cable & Satellite - 2.1%

 402,860

 Comcast Corp.

 $

 20,090,628

 Movies & Entertainment - 4.8%

 337,640

 The Walt Disney Co.

 $

 23,817,126

 363,140

 Time Warner, Inc.

 23,861,929

 $

 47,679,055

 Total Media

 $

 67,769,683

 Retailing - 7.7%

 Internet Retail - 2.3%

 58,800

 Amazon.com, Inc. *

 $

 23,144,856

 Apparel Retail - 1.2%

 150,330

 Ross Stores, Inc.

 $

 11,494,232

 Home Improvement Retail - 4.2%

 342,530

 Lowe's Companies, Inc.

 $

 16,263,324

 308,210

 The Home Depot, Inc.

 24,863,301

 $

 41,126,625

 Total Retailing

 $

 75,765,713

 Food, Beverage & Tobacco - 5.9%

 Soft Drinks - 2.7%

 320,860

 PepsiCo, Inc.

 $

 27,099,836

 Packaged Foods & Meats - 3.2%

 381,310

 Campbell Soup Co.

 $

 14,768,136

 250,320

 Green Mountain Coffee Roasters, Inc. *

 16,866,562

 $

 31,634,698

 Total Food, Beverage & Tobacco

 $

 58,734,534

 Household & Personal Products - 3.9%

 Household Products - 2.6%

 387,780

 Colgate-Palmolive Co.

 $

 25,519,802

 Personal Products - 1.3%

 170,900

 The Estee Lauder Companies, Inc.

 $

 12,810,664

 Total Household & Personal Products

 $

 38,330,466

 Health Care Equipment & Services - 6.9%

 Health Care Equipment - 1.6%

 226,930

 Covidien Plc

 $

 15,490,242

 Health Care Distributors - 2.3%

 357,500

 Cardinal Health, Inc.

 $

 23,094,500

 Health Care Services - 1.3%

 184,660

 Express Scripts Holding Co. *

 $

 12,436,851

 Managed Health Care - 1.7%

 243,080

 Aetna, Inc.

 $

 16,755,504

 Total Health Care Equipment & Services

 $

 67,777,097

 Pharmaceuticals, Biotechnology & Life Sciences - 7.7%

 Biotechnology - 5.5%

 191,060

 Celgene Corp. *

 $

 30,907,776

 191,760

 Gilead Sciences, Inc. *

 14,345,566

 134,080

 Vertex Pharmaceuticals, Inc. *

 9,307,834

 $

 54,561,176

 Pharmaceuticals - 2.2%

 228,420

 Johnson & Johnson

 $

 21,622,237

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 76,183,413

 Diversified Financials - 3.2%

 Other Diversified Financial Services - 1.5%

 279,280

 Citigroup, Inc.

 $

 14,779,498

 Investment Banking & Brokerage - 1.7%

 551,100

 Morgan Stanley Co.

 $

 17,249,430

 Total Diversified Financials

 $

 32,028,928

 Software & Services - 15.7%

 Internet Software & Services - 7.2%

 51,035

 Google, Inc. *

 $

 54,076,176

 459,230

 Yahoo!, Inc. *

 16,982,325

 $

 71,058,501

 Data Processing & Outsourced Services - 2.1%

 103,520

 Visa, Inc.

 $

 21,062,179

 Systems Software - 6.4%

 1,244,201

 Microsoft Corp.

 $

 47,441,384

 445,824

 Oracle Corp.

 15,733,129

 $

 63,174,513

 Total Software & Services

 $

 155,295,193

 Technology Hardware & Equipment - 10.7%

 Communications Equipment - 2.8%

 378,040

 Qualcomm, Inc.

 $

 27,816,183

 Computer Hardware - 5.9%

 105,081

 Apple, Inc.

 $

 58,432,390

 Computer Storage & Peripherals - 2.0%

 825,800

 EMC Corp.

 $

 19,695,330

 Total Technology Hardware & Equipment

 $

 105,943,903

 Semiconductors & Semiconductor Equipment - 1.8%

 Semiconductors - 1.8%

 154,200

 Analog Devices, Inc.

 $

 7,435,524

 229,770

 Xilinx, Inc.

 10,208,681

 $

 17,644,205

 Total Semiconductors & Semiconductor Equipment

 $

 17,644,205

 Telecommunication Services - 1.5%

 Wireless Telecommunication Services - 1.5%

 393,000

 Vodafone Group Plc (A.D.R.)

 $

 14,576,370

 Total Telecommunication Services

 $

 14,576,370

 TOTAL COMMON STOCKS

 (Cost $756,600,913)

 $

 974,570,467

 TOTAL INVESTMENT IN SECURITIES - 98.7%

 (Cost $756,600,913) (a)

 $

 974,570,467

 OTHER ASSETS & LIABILITIES - 1.3%

 $

 13,207,855

 TOTAL NET ASSETS - 100.0%

 $

 987,778,322

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At November 30, 2013, the net unrealized appreciation on investments based on cost for federal income tax purposes of $758,067,344 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 221,408,454

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (4,905,331)

 Net unrealized appreciation

 $

 216,503,123

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
974,570,467

$
-

$
-

$
974,570,467

 Total

$
974,570,467

$
-

$
-

$
974,570,467

 During the period ended November 30, 2013, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [Pioneer Series Trust XII];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioner Series Trust XII

By (Signature and Title)* /s/ Daniel K. Kingsbury
                          -----------------------
                          Daniel K. Kingsbury, President

Date January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel K. Kingsbury
                          -----------------------
                          Daniel K. Kingsbury, President

Date January 29, 2014

By (Signature and Title)* /s/ Mark Bradley
                          -----------------
                          Mark Bradley, Treasurer

Date January 29, 2014

* Print the name and title of each signing officer under his or her signature.